Related party transactions	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related party transactions

16. Related party transactions

Parent company

The parent company, which is also the ultimate parent company, is Barclays PLC, which holds 100% of the issued ordinary shares of Barclays Bank PLC.

Fellow subsidiaries

Transactions between the Barclays Bank Group and other subsidiaries of the parent company meet the definition of related party transactions.

Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Half year ended 30.06.19		Half year ended 30.06.18
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(275)	32	(77)	1
Operating expenses	(46)	(1,546)	(72)	(2,045)

	As at 30.06.19		As at 31.12.18
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	1,707	2,332	727	1,091
Total liabilities	26,315	1,272	21,405	2,058

Except for the above, no related party transactions that have taken place in the half year ended 30 June 2019 have materially affected the financial position or performance of the Barclays Bank Group during this period.